UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Director of Compliance
Phone:	617-330-8810
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA  November 10, 2011

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$43,702,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103   82     20336    SH       SOLE         20336    0     0
ALCATEL-LUCENT ADR    SP ADR          013904305   56     19813    SH       SOLE         19813    0     0
ERICSSON ADR          ADR B SEK 10    294821608   152    15959    SH       SOLE         15959    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105   305     7397    SH       SOLE          7397    0     0
GRUPO TV              SP ADR REP ORD  40049J206   392    21353    SH       SOLE         21353    0     0
INFOSYS TECH          SP ADR          456788108  1681    32917    SH       SOLE         32917    0     0
ING GROEP NV          SP ADR          456837103   138    19628    SH       SOLE         19628    0     0
KINROSS GOLD CORP     COM NO PAR      496902404  8457    572233   SH       SOLE         572233   0     0
KUBOTA CORP ADR       ADR             501173207   210     5279    SH       SOLE          5279    0     0
LLOYDS TSB GROUP      SP ADR          539439109   98     46925    SH       SOLE         46925    0     0
MITSUBISHI UFJ ADR    SP ADR          606822104   121    27259    SH       SOLE         27259    0     0
NATIONAL BK GREECE ADRSP ADR          633643408   13     16870    SH       SOLE         16870    0     0
NOKIA CORP            SP ADR          654902204   75     13348    SH       SOLE         13348    0     0
NOMURA HLDGS          SP ADR          65535H208   57     16275    SH       SOLE         16275    0     0
NOVO-NORDISK AS       ADR             670100205   271     2727    SH       SOLE          2727    0     0
POTASH CORP           COM             73755L107   548    12685    SH       SOLE         12685    0     0
ROYAL DUTCH SHELL A   SPONS ADR A     780259206   290     4720    SH       SOLE          4720    0     0
SAP AG                SP ADR          803054204   467     9235    SH       SOLE          9235    0     0
SIEMENS AG            SP ADR          826197501   367     4088    SH       SOLE          4088    0     0
SONY CORP             ADR NEW         835699307  4532    238550   SH       SOLE         238550   0     0
TAIWAN SEMI           SP ADR          874039100   541    47361    SH       SOLE         47361    0     0
TOYOTA MOTOR ADR      SP ADR REP2COM  892331307   210     3085    SH       SOLE          3085    0     0
UNILEVER              N Y SHS NEW     904784709   199     6339    SH       SOLE          6339    0     0
SINA CORP             ORD             G81477104  24440   341304   SH       SOLE         341304   0     0